CERTMS

NYSE Group

[redacted]

07051771

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1- 33437

May 2, 2007

RECD S.E.C.
MAY 0 3 2007
1088

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KKR Financial Holdings LLC, Common Shares (Representing Limited Liability Company Common Interests) and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 1 to Form 8-A received on May 2, 2007. Tentative listing date – May 4, 2007.

Sincerely,

Paras Madho

END

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